Employee Benefits - Expected Rate of Return and Actual Plan Asset Allocation (Details) - ICON Development Solutions Limited pension plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
High yield percentage of corporate bond investment	50.00%
44561	3.80%
Actual plan asset allocations	100.00%	100.00%
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
44561	2.80%	2.80%
Actual plan asset allocations	37.00%	40.00%
Equities
Defined Benefit Plan Disclosure [Line Items]
44561	5.50%	5.20%
Actual plan asset allocations	24.00%	21.00%
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
44561	3.00%	3.00%
Actual plan asset allocations	39.00%	39.00%
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
44561	3.40%	4.00%	2.10%